Stockholders’ Deficit - Schedule of Common Stock Warrants Outstanding (Details) - $ / shares shares in Thousands	Mar. 31, 2026	Dec. 31, 2025
Total outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares underlying warrants (in shares)	39,463	39,850
Public Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares underlying warrants (in shares)	24,604	24,991
Exercise price per share (in dollars per share)	$ 9.28	$ 9.28
Private Placement Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares underlying warrants (in shares)	14,300	14,300
Exercise price per share (in dollars per share)	$ 9.28	$ 9.28
Assumed Kodiak Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares underlying warrants (in shares)	559	559
Exercise price per share (in dollars per share)	$ 2.24	$ 2.24